Warrants to Purchase Common Stock (Tables)	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
Rollforward of Warrant Liability

A roll forward of the warrant liability is as follows:

Balance at December 31, 2012	$2,981
Revaluation of warrants	171

Balance at December 31, 2013	3,152
Issuance of warrants in connection with lending arrangement	230
Revaluation of warrants	2,421
Reclassification of warrant liability to stockholders’ equity	(5,803)

Balance at December 31, 2014	$—

Schedule of Assumptions in Revaluation of Outstanding Warrants

The Company used the following assumptions for the valuation of its warrant liability:

	December 31, 2013	August 12, 2014
Risk-free interest rate	1.18%	1.025%
Dividend yield	0.0%	0.0%
Expected volatility	80.0%	50.0%
Expected term (years)	3.83	3.5

Schedule of Warrants Outstanding

The Company has following warrants outstanding at December 31, 2014:

Exercise Price	Date of Expiration	Number of Warrants
$1.06	October 11, 2017	4,728,191
$0.76	May 31, 2017	124,160
$1.41	June 11, 2024	355,028

		5,207,379